SHARE OPTION PLANS - 2018 RSA Plan, Non-Executive Management (Details)	1 Months Ended						12 Months Ended
	Jun. 30, 2021 EquityInstruments USD ($) $ / shares shares	Feb. 28, 2021 EquityInstruments $ / shares	Jan. 31, 2021 EquityInstruments $ / shares	Dec. 31, 2020 EquityInstruments $ / shares	Aug. 31, 2020 EquityInstruments $ / shares	Dec. 31, 2018 USD ($)	Jun. 30, 2021 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2020 USD ($) EquityInstruments $ / shares shares	Jun. 30, 2019 USD ($) EquityInstruments $ / shares
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares							$ 12.75	$ 12.75
Granted during the period (in dollars per share) | $ / shares							19.23
Exercised during the period (in dollars per share) | $ / shares							19.00
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares							15.96
Outstanding as of end of the period (in dollars per share) | $ / shares	$ 16.70						$ 16.70	$ 12.75	$ 12.75
Number [Abstract]
Outstanding as of beginning of the period (in shares) | EquityInstruments							338,432	338,432
Granted during the period (in shares) | EquityInstruments							525,143
Exercised during the period (in shares) | EquityInstruments							(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares							(16,215)
Outstanding as of end of the period (in shares) | EquityInstruments	845,918						845,918	338,432	338,432
Share-based payments							$ 4,521,000	$ 359,000	$ 4,087,000
2018 Restricted Stock Awards (RSA) [Member]
Number [Abstract]
Granted during the period (in shares)						2,373,374
Exercised during the period (in shares)						(721,596)
Share-based payments							$ 45,000	$ 95,000	$ 255,000
2018 Restricted Stock Awards (RSA) [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term							13 months
2018 Restricted Stock Awards (RSA) [Member] | Top of Range [Member]
Number [Abstract]
Vested term							4 years
2018 RSA Plan - Non-Executive Management [Member]
Grant Date Fair Market Value [Abstract]
Outstanding as of beginning of the period (in dollars per share) | $ / shares							$ 0.61
Granted during the period (in dollars per share) | $ / shares							0.61
Forfeited / cancelled / expired during the period (in dollars per share) | $ / shares							0.61	$ 0.61
Outstanding as of end of the period (in dollars per share) | $ / shares	$ 0.61						0.61	0.61
Vested as of end of the period (in dollars per share) | $ / shares	$ 0.61						$ 0.61	$ 0.61
Number [Abstract]
Outstanding as of beginning of the period (in shares)							650,193	916,929
Granted during the period (in shares)						928,124	280
Forfeited / cancelled / expired during the period (in shares) | shares							(12,088)	(266,736)
Outstanding as of end of the period (in shares)	638,385						638,385	650,193	916,929
Option vested (in shares) | shares	587,756						587,756	481,859
Percentage of outstanding shares vested							92.10%	74.10%
Share-based payments							$ 30,000.00	$ 100,000
Unrecognized compensation expense							$ 6,000.000
Period for recognition of compensation expense							9 months
2018 RSA Plan - Non-Executive Management [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term							13 months
2018 RSA Plan - Non-Executive Management [Member] | Top of Range [Member]
Number [Abstract]
Vested term							4 years
2020 Long Term Incentive Plan [Member]
Grant Date Fair Market Value [Abstract]
Granted during the period (in dollars per share) | $ / shares	$ 18.72	$ 20.86	$ 18.82	$ 19.85	$ 19.0
Number [Abstract]
Granted during the period (in shares)	27,800	23,500	20,000	97,000	341,843		510,143	338,432
Exercised during the period (in shares)							(1,442)
Forfeited / cancelled / expired during the period (in shares) | shares							16,215
Vested term	36 months			36 months	24 months
Share-based payments							$ 3,625,000	$ 295,000
Unrecognized compensation expense							$ 1,700,000
Period for recognition of compensation expense							48 months
2020 Long Term Incentive Plan [Member] | Bottom of Range [Member]
Number [Abstract]
Vested term							13 months
2020 Long Term Incentive Plan [Member] | Top of Range [Member]
Number [Abstract]
Vested term							4 years